Sep. 29, 2016
07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-02 | Fidelity® Series Small Cap Opportunities Fund
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.